FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2025
Donegal Mutual Insurance Company 401(k) Plan [Member]
FAIR VALUE MEASUREMENTS [Abstract]
Fair Value Measurements for the Plan’s Investments
The following table presents the fair value measurements for the Plan’s investments by level, within the fair value hierarchy as of December 31:

	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2025
Registered Investment Companies	$185,024,573	$185,024,573
Employer Securities	10,339,993	10,339,993
Total investments at fair value	195,364,566	195,364,566
Common/Collective Trust Funds measured at net asset value*	19,831,490	—
Total investments	$215,196,056	$195,364,566

	Fair Value Measurements Using
	Total	Quoted Prices in Active Markets for Identical Assets (Level 1)
	2024
Registered Investment Companies	$170,278,611	$170,278,611
Employer Securities	9,207,307	9,207,307
Total investments at fair value	179,485,918	179,485,918
Common/Collective Trust Funds measured at net asset value*	18,715,611	—
Total investments	$198,201,529	$179,485,918

*Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statement of Net Assets Available for Benefits.